As filed with the Securities and Exchange Commission on January 26, 2006

                                     Investment Company Act File number 811-8654



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                       Florida Daily Municipal Income Fund
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
             (Address of principal executive offices)      (Zip code)


                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2005

Item 1: Schedule of Investments

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS
NOVEMBER 30, 2005
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity                Value               Standard
  Amount                                                                          Date      Yield      (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Revenue Bond (1.20%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,410,000   Orange County, FL IDA
              (Orlando Hawaiian Motel Company) - Series 1985
              LOC US Bank, N.A.                                                 04/01/06     3.10%    $ 1,410,000    P1        A1+
-----------                                                                                           -----------
  1,410,000   Total Revenue Bond                                                                        1,410,000
-----------                                                                                           -----------
Tax Exempt Commercial Paper (19.97%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Hillsborough County, FL Capital Improvement Program - Series A
              LOC State Street Bank & Trust Company                             06/15/06     2.90%    $ 1,000,000    P1        A1+
  5,500,000   Jacksonville, FL Electric Authority (Electric System) - Series A  12/08/05     2.74       5,500,000   VMIG-1     A1+
  8,000,000   Jacksonville, FL HEFA HRB (Baptist Midical Center) - Series 2003B
              LOC Bank of America, N.A.                                         02/07/06     2.92       8,000,000    P1        A1+
  3,200,000   Palm Beach County, FL (Pooled Hospital Loan Program) - Series 1985
              LOC SunTrust Bank                                                 12/15/05     2.80       3,200,000   VMIG-1     A1+
    500,000   Sarasota County, FL Public HRB
              (Sarasota Memorial Hospital Project) - Series C
              LOC Wachovia Bank, N.A.                                           12/07/05     2.72         500,000   VMIG-1     A1+
  1,500,000   Sunshine State Government Financing Commission RN
              (Governmental Financing Program) - Series F                       02/09/06     2.92       1,500,000    P1        A1+
  1,200,000   Sunshine State Government Financing Commission RN
              (Governmental Financing Program) - Series G                       02/08/06     2.92       1,200,000              A1+
  2,500,000   Sunshine State Government Financing Commission RN
              (Governmental Financing Program) - Series H                       12/07/05     2.72       2,500,000              A1+
-----------                                                                                           -----------
 23,400,000   Total Tax Exempt Commercial Paper                                                        23,400,000
-----------                                                                                           -----------
Tax Exempt General Obligation Notes & Bonds (6.05%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,140,000   City of Cape Coral, FL Utility Improvement Assessment Bonds
              (Southwest 2 Area) - Series 2005 (b)
              Insured by MBIA Insurance Corp.                                   07/01/06     2.65%    $ 1,145,513
  1,910,000   Clark County, OH BAN (North Ridge Water) (b)                      06/20/06     2.90       1,912,146
  2,000,000   School District of Brevard County, FL TAN - Series 2005           06/30/06     2.90       2,012,470    MIG-1
  2,000,000   School District of Palm Beach County, FL TAN - Series 2005        09/28/06     3.00       2,016,024    MIG-1    SP-1+
-----------                                                                                           -----------
  7,050,000   Total Tax Exempt General Obligation Notes & Bonds                                         7,086,153
-----------                                                                                           -----------
Variable Rate Demand Instruments (c) (70.99%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Alachua County, FL IDRB                                           11/01/22     3.10%    $ 1,000,000              A1+
              (Florida Rock Industries, Inc. Project) - Series 1997
              LOC Bank of America, N.A.
  5,000,000   City of Lakeland, FL Energy System RB - Series 2001A              10/01/35     3.01       5,000,000   VMIG-1     A1+
    700,000   City of Pulaski and Giles County, TN IDRB
              (Martin Methodist College Project) - Series 2004
              LOC Amsouth Bank, N.A                                             01/01/24     3.16         700,000   VMIG-1
  3,100,000   Collier County, FL IDA Health Facilities RB
              (NCH Healthcare Systems, Inc.) - Series C- 2002
              LOC Fifth Third Bank                                              11/01/22     3.04       3,100,000              A1+
  6,400,000   Dade County, FL RB (Water & Sewer System) - Series 1994
              Insured by FGIC                                                   10/05/22     2.97       6,400,000   VMIG-1     A1+
  2,000,000   Florida ABN AMRO Munitops Certificate Trust - Series 2004-48
              Insured by AMBAC Assurance Corporation                            06/01/12     3.08       2,000,000   VMIG-1
  1,000,000   Florida Eagle Tax Exempt Trust Series 2000094 Class A COPS
              Insured by FGIC                                                   07/01/16     3.08       1,000,000              A1+
    845,000   Florida Finance Authority Continuing Care Retirement Commission RB
              (Glenridge Capital Project) - Series 2002C
              LOC Bank of Scotland                                              06/01/12     3.03         845,000   VMIG-1
    900,000   Florida HFA (Heron Park Project) - Series 1996U
              Guaranteed by Federal National Mortgage Association               12/01/29     2.99         900,000   VMIG-1
    900,000   Florida Housing Finance Corp RB
              (Timberland Apartments Project) - Series 1999P
              Collateralized by Federal National Mortgage Association           10/15/32     3.03         900,000              A1+
  1,125,000   Florida HFA MHRB - 1995 Series L
              (Banyon Bay Apartments Project)
              Collateralized by Federal National Mortgage Association           12/01/25     2.99       1,125,000   VMIG-1
  1,900,000   Florida HFA MHRB
              (Huntington Place Project) - Series 1985GGG
              LOC Federal Home Loan Mortgage Corporation                        12/01/13     2.99       1,900,000              A1+
    470,000   Florida HFA P-Floats - Series PT-88                               01/01/15     3.07         470,000              A1+
  2,760,000   Florida HFC MHRB (Heather Glenn Apartments) - Series 2003H
              LOC Amsouth Bank                                                  06/15/36     3.07       2,760,000   VMIG-1
  3,875,000   Florida State Board of Education - Series 2004
              Eagle Tax - Exempt Trust Series 2004 - 1007 Class A               06/01/08     3.08       3,875,000              A1+
  2,000,000   Florida ROCS II - R Trust - Series 7013                           06/01/21     3.08       2,000,000              A1+
  1,000,000   Florida State Board of Education
              Eagle Tax - Exempt Trust - Series 720050054 Class A COPS          06/01/27     3.08       1,000,000              A1+
  2,000,000   Florida State Turnpike Authority Putters - Series 1074
              Insured by FSA                                                    07/01/11     3.08%      2,000,000              F1+
  1,600,000   Gainesville, FL IDRB
              (Heat-Pipe Technology, Inc. Project) - Series 98
              LOC Amsouth Bank, N.A.                                            05/01/18     3.10       1,600,000   VMIG-1      A1+
  3,000,000   Greater Orlando Aviation Authority - Series 2002E
              Insured by FSA                                                    10/01/21     3.03       3,000,000   VMIG-1      A1+
     85,000   Gulf Breeze, FL RB - Series 1985B
              Insured by FGIC                                                   12/01/15     3.05          85,000   VMIG-1      A1+
    435,000   Gulf Breeze, FL RB - Series 1985C
              Insured by FGIC                                                   12/01/15     3.05         435,000   VMIG-1      A1+
  2,100,000   Jacksonville, FL EDC RB
              (Holland Sheltair Aviation Funding, LLC) - Series 2005-B4
              LOC Mellon Bank, N.A.                                             05/01/35     3.10       2,100,000               A1+
  4,700,000   Jacksonville, FL Electric Authority RB
              (Disctrict Energy System) - Series 2004A
              LOC State Street Bank & Trust Company                             10/01/34     3.00       4,700,000   VMIG-1
  3,000,000   Lee County, FL Solid Waste System Trust Receipts RB - Series L24J
              Insured by MBIA Insurance Corp.                                   10/01/12     3.14       3,000,000   VMIG-1
  3,000,000   Marion County IDA FL RB
              (Capris Furniture Industries Project) - Series 2005
              LOC SunTrust Bank                                                 02/01/25     3.15       3,000,000   VMIG-1      A1+
  1,150,000   Marion County, FL IDA
              (Hamilton Products, Inc. Project) - Series 1995
              LOC Comerica Bank                                                 11/01/15     3.25       1,150,000   VMIG-1      A1+
  1,500,000   Marion County, FL IDA MHRB
              (Chambrel at Pinecastle Project) - Series 2002
              Guaranteed by Federal National Mortgage Association               11/15/32     3.06       1,500,000               A1+
  3,800,000   Miami-Dade County, FL IDA
              (Auborne Hcaby Maintenance, Inc) - Series 1998
              LOC JPMorgan Chase Bank, N.A.                                     08/01/18     3.05       3,800,000               A1+
  2,000,000   Miami-Dade County, FL IDA
              (Florida Power and Light Co. Project) - Series 2003               02/01/23     3.00       2,000,000   VMIG-1
  1,970,000   Miami-Dade County, FL
              (Stormwater Utility RB Putters) - Series 1086
              Insured by MBIA Insurance Corp.                                   04/01/13     3.08       1,970,000   VMIG-1
  2,130,000   Ocean Highway and Port Authority, FL RB - Series 1990A
              LOC Wachovia Bank, N.A.                                           12/01/20     3.05       2,130,000   VMIG-1      A1+
  1,600,000   Ocean Highway & Port Authority, FL RB - Series 1990C
              LOC Wachovia Bank, N.A.                                           12/01/20     3.05       1,600,000   VMIG-1      A1+
  3,000,000   Orlando & Orange County Expressway Authority, FL RB - Series 2005 - C
              Insured by AMBAC Assurance Corp.                                  07/01/40     3.02       3,000,000   VMIG-1      A1+
  1,700,000   Palm Beach County, FL RB
              (Raymond F. Kravis Center Project) - Series 2002
              LOC Northern Trust Company                                        07/01/32     2.98       1,700,000   VMIG-1
  3,200,000   Palm Beach County, FL School Board - COPS Series 2003B
              Insured by AMBAC Assurance Corp.                                  08/01/29     3.00       3,200,000   VMIG-1      A1+
  1,925,000   Pinellas County, FL HFA (St. Mark's Village Project)
              LOC Bank of America, N.A.                                         03/01/17     3.08       1,925,000               A1+
    500,000   Puerto Rico Commonwealth Infrastructure Financing Authority
              TOCS - Series 2000-1                                              04/01/27     3.06         500,000               A1+
    100,000   Regents of University of Minnesota GO Bonds - Series 2001C        12/01/36     3.09         100,000   VMIG-1      A1+
  2,200,000   Tallahassee, FL IDRB
              (Rose Printing Co. Inc. Project)
              LOC Branch Bank & Trust Company                                   10/01/15     3.17       2,200,000   VMIG-1      A1
  1,500,000   Volusia County, FL ROCS II - R Trust Series 440
              LOC Radian Asset Assurance                                        10/15/35     3.09       1,500,000               A1+
-----------                                                                                          ------------
 83,170,000   Total Variable Rate Demand Instruments                                                   83,170,000
-----------                                                                                          ------------
              Total Investments (98.21%) (cost $115,066,153+)                                         115,066,153
              Cash and other assets, net of liabilities (1.79%)                                         2,094,042
                                                                                                     ------------
              Net Assets (100%)                                                                      $117,160,195
                                                                                                     ============
              Net Asset Value, offering and redemption price per share:
              Class A Shares, 71,367,301 shares outstanding                                          $       1.00
                                                                                                     ============
              Class B Shares, 45,792,894 shares outstanding                                          $       1.00
                                                                                                     ============

              +  Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:

     Note 1:
     Valuation of Securities - Investments are valued at amortized cost.
     Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

(a) Variable rate demand instruments are assigned their own ratings; the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(c) Securities payable on demand at par including accrued interest and if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:

     BAN     =   Bond Anticipation Note                          LOC     =   Letter of Credit
     EDC     =   Economic Development Corporation                MHRB    =   Multi-Family Housing Revenue Bond
     FGIC    =   Financial Guaranty Insurance Company            RB      =   Revenue Bond
     FSA     =   Financial Security Assurance                    RN      =   Revenue Notes
     GO      =   General Obligation                              TAN     =   Tax Anticipation Note
     HEFA    =   Health and Education Facilities Authority
     HFA     =   Housing Finance Authority
     HFC     =   Housing Finance Commission
     HRB     =   Hospital Revenue Bond
     IDA     =   Industrial Development Authority
     IDRB    =   Industrial Development Revenue Bond

Item 2:    Controls and Procedures


(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.


Item 3:    Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Florida Daily Municipal Income Fund


By (Signature and Title)*               /s/Rosanne Holtzer
                                           Rosanne Holtzer
                                           Secretary


Date: January 26, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/Steven W. Duff
                                           Steven W. Duff
                                           President



Date:  January 26, 2006



By (Signature and Title)*               /s/Anthony Pace
                                           Anthony Pace
                                           Treasurer



Date:  January 26, 2006


* Print the name and title of each signing officer under his or her signature.